PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2025
Property, plant and equipment [abstract]
Summary of the changes in property, plant and equipment and leases
The depreciation periods for property, plant and equipment are:

Category	Depreciation period
Operational facilities	10-20 years
Leasehold improvements	5-15 years
Machinery and equipment	5-10 years
Other property, plant & equipment	5-10 years

Amounts in $ ‘000	Operational facilities	Leasehold Improvement	Machinery and equipment	Other	Asset under construction	Total
At cost	4,913	5,546	9,660	5,131	179	25,429
Accumulated depreciation	(3,388)	(2,487)	(6,386)	(3,479)	—	(15,740)
Carrying value at January 1, 2024	1,525	3,059	3,274	1,652	179	9,689
Investments	—	197	219	230	144	790
Internal transfer - cost	—	—	—	175	(175)	—
Depreciation charges	(355)	(266)	(756)	(900)	—	(2,277)
Currency translation - cost	(291)	(311)	(582)	(152)	(3)	(1,339)
Currency translation - accumulated depreciation	216	148	410	115	—	889
Movement 2024	(430)	(232)	(709)	(532)	(34)	(1,937)
At cost	4,622	5,432	9,297	5,384	145	24,880
Accumulated depreciation	(3,527)	(2,605)	(6,732)	(4,264)	—	(17,128)
Carrying value at December 31, 2024	1,095	2,827	2,565	1,120	145	7,752
Investments	—	173	188	388	—	749
Internal transfer - cost	—	144	—	—	(145)	(1)
Divestments	—	—	(143)	—	—	(143)
Depreciation charges	(360)	(333)	(659)	(706)	—	(2,058)
Depreciation of disinvestment	—	—	96	—	—	96
Currency translation - cost	609	654	1,226	343	—	2,832
Currency translation - accumulated depreciation	(479)	(333)	(909)	(273)	—	(1,994)
Movement 2025	(230)	305	(201)	(248)	(145)	(519)
At cost	5,231	6,403	10,568	6,115	—	28,317
Accumulated depreciation	(4,366)	(3,271)	(8,204)	(5,243)	—	(21,084)
Carrying value at December 31, 2025	865	3,132	2,364	872	—	7,233